INCOME TAX - Summary of movement in deferred tax liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (1,858)	$ (2,628)
Deferred tax liabilities	(5,809)	(1,858)
Tangible fixed assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1,648)	(1,273)
Deferred tax expense (income) recognised in profit or loss	(2,710)	(263)
Income tax relating to components of other comprehensive income
Deferred tax relating to currency translation	209	(112)
Deferred tax liabilities	(4,149)	(1,648)
Other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(210)	(1,355)
Deferred tax expense (income) recognised in profit or loss	(1,450)	1,169
Income tax relating to components of other comprehensive income	0
Deferred tax relating to currency translation	0	(24)
Deferred tax liabilities	(1,660)	(210)
Total Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss	(4,160)	906
Income tax relating to components of other comprehensive income	0
Deferred tax relating to currency translation	$ 209	$ (136)